SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2012
Capital Leases

The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2011 and 2012, was as follows:

	Yen in millions		U.S. Dollars in thousands
	2011	2012	2012
Aggregate cost	¥238	¥188	$2,293
Accumulated amortization	187	159	1,939